Contingent Payments (Tables)	9 Months Ended
Sep. 30, 2023
Disclosure of contingent liabilities in business combination [abstract]
Summary of Contingent Payments

Total
As at December 31, 2022	419
Liabilities Settled or Payable	(207)
Re-measurement	83
As at September 30, 2023	295